Investments and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Assets Measured at Fair Value By Measurement Input Level

The following table summarizes the Company’s assets that were measured and recognized at fair value as of December 31, 2024 and 2023:

	Level 1	Level 2	Level 3	Total
Balance at December 31, 2022	$3,216,280	$-	$-	$3,216,280
Purchases	11,293,184	-	-	11,293,184
Sales	(14,565,358)	-	-	(14,565,358)
Change in fair value	58,849	-	-	58,849
Balance at December 31, 2023	$2,955	$-	$-	$2,955
Purchases	9,273	-	-	9,273
Sales	(12,576)	-	-	(12,576)
Change in fair value	348	-	-	348
Balance at December 31, 2024	$-	$-	$-	$-